Schedule of Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Schedule of earnings per share

	Nine months ended September 30,
	2015	2014
Amounts attributable to the Company:
Loss from continuing operations attributable to common share owners	$(24.8)	$(41.7)
Income from discontinued operations attributable to common share owners	—	0.3

Net loss attributable to ADS Waste Holdings, Inc. common share owners for per-share calculations	$(24.8)	$(41.4)

Per share loss from continuing operations attributable to common share owners	$(24,800)	$(41,700)
Discontinued operations	N/A	$300